Dividends - Dividends Yield Ratios (Detail) - ₩ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends [abstract]
Dividend type	Cash dividends	Cash dividends	Cash dividends
Dividend per share	₩ 10,000	₩ 10,000	₩ 10,000
Closing price at year-end	₩ 238,000	₩ 269,500	₩ 267,000
Dividend yield ratio	4.20%	3.71%	3.75%